Revenue (As Restated) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
	Three Months Ended March 31,
$ in thousands	2022	2021
Project revenue	$1,991	$—
Services revenue	53	516
Revenue from contracts with customers	2,044	516
Grant revenue	1,495	—
Total revenue	$3,539	$516

	Years ended December 31,
$ in thousands	2021 (As Restated)	2020
Project revenue	$900	$—
Services revenue	6,462	200
Grant revenue	1,442	—
Total revenue	$8,804	$200